Variable Interest Entities	12 Months Ended
Dec. 31, 2025
Variable Interest Entities [Abstract]
Variable Interest Entities
33. VARIABLE INTEREST ENTITIES
Emera holds a variable interest in NSPML, a VIE for which
it was determined that Emera is not the
primary beneficiary since it does not have the controlling
financial interest of NSPML. When the critical
milestones were achieved, NLH was deemed the primary
beneficiary of the asset for financial reporting
purposes as it has
authority over the majority of the direct activities that
are expected to most significantly
impact the economic performance of the Maritime Link. Thus,
Emera began recording the Maritime Link
as an equity investment.
BLPC has established a SIF,
primarily for the purpose of building a fund to cover risk
against damage and
consequential loss to certain generating, transmission
and distribution systems. ECI holds a variable
interest in the SIF for which it was determined that ECI
was the primary beneficiary and, accordingly,
the
SIF must be consolidated by ECI. In its determination that
ECI controls the SIF,
management considered
that, in substance, the activities of the SIF are being conducted on behalf of ECI’s subsidiary BLPC and
BLPC, alone, obtains the benefits from the SIF’s
operations. Additionally,
because ECI, through BLPC,
has rights to all the benefits of the SIF,
it is also exposed to the risks related to the activities
of the SIF.
Any withdrawal of SIF fund assets by the Company would
be subject to existing regulations. Emera’s
consolidated VIE in the SIF is recorded as “Other long-term
assets”, “Restricted cash” and “Regulatory
liabilities” on the Consolidated Balance Sheets. Amounts
included in restricted cash represent the cash
portion of funds required to be set aside for the BLPC
SIF.
The Company has identified certain long-term purchase power
agreements that meet the definition of
variable interests as the Company has to purchase all
or a majority of the electricity generation at a fixed
price. However, it was determined
that the Company was not the primary beneficiary
since it lacked the
power to direct the activities of the entity,
including the ability to operate the generating facilities
and make
management decisions.
The following table provides information about Emera’s
portion of material unconsolidated VIEs:
As at December 31, 2025 December 31, 2024
Maximum Maximum
millions of dollars
Total
assets
exposure to
loss
Total
assets
exposure to
loss
Unconsolidated VIEs in which Emera has variable interests
NSPML (equity accounted) $
462 $
6 $
475 $
6